Long-term investments - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Long-term investments
Impairment losses on long-term investments	¥ 26,865,733	$ 3,895,165			¥ 12,538,280
Underlying equities in net assets	¥ 48,074,531		¥ 74,940,264
Acquired equity interest through nominee arrangement
Long-term investments
Payments to acquire equity interest							¥ 40,000,000
Capital contribution received in the process of winding up			40,000,000
Investment income			2,926,504
Jiangxi Ruijing Financial Asset Management Co. Ltd. [Member]
Long-term investments
Equity interest acquired (in percentage)						15.00%
Payments to acquire cost method investment						¥ 225,000,000
Jiangxi Ruijing Financial Asset Management Co. Ltd. [Member] | Acquired equity interest through nominee arrangement
Long-term investments
Equity interest acquired (in percentage)						15.00%
Private entities
Long-term investments
Payments to acquire equity interest			¥ 315,000,000	¥ 3,500,000			¥ 15,000,000
Equity interest acquired (in percentage)			45.00%	20.00%			10.00%
Maximum percentage of voting power of the investee				17.00%
Shenyang Tianxinhao Technology Limited
Long-term investments
Investment income | $		$ 425,843
Guangzhou Rennuo Network Technology Co., Ltd | Acquired equity interest through nominee arrangement
Long-term investments
Equity interest acquired (in percentage)							40.00%